[redacted]

1329377

06063007

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
DEC 0 7 2006
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

CERTAMX

1-32621

December 7, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on November 29, 2006 the American Stock Exchange LLC (the "Exchange") received from First Trust Exchange-Traded Fund (the "Registrant") a copy of the Registrant's and application on Form 8-A for the registration of the following securities:

Common Shares of Beneficial Interest, $.01 par value per share, of First Trust Value Line(R) Equity Allocation Index Fund

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
DEC 13 2006
THOMSON FINANCIAL

cc: Herbert Scholl